Cover	12 Months Ended
Jun. 30, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--06-30
Entity File Number	001-34409
Entity Registrant Name	RECON TECHNOLOGY, LTD
Entity Central Index Key	0001442620
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 601, No. 1 Shui’an South Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100012
Title of 12(b) Security	Class A Ordinary Shares, $0.0925 par value per share
Trading Symbol	RCON
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	40,528,218
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Name	Enrome LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 601, No. 1 Shui’an South Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100012
City Area Code	+86
Local Phone Number	(10) 8494 5799
Contact Personnel Name	Liu Jia
Contact Personnel Email Address	liujia@recon.cn